Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Interest from term deposits	$ 67,407	$ 81,981	$ 31,122
Interest from marketable securities	11,193	31,920	10,252
Interest from maintenance of minimum bank balance in current account	3,246	12	6
Other finance income	21,086	4,614	3,318
Other finance interests	710	4,199	2,340
Total	$ 103,642	$ 122,726	$ 47,038